Investments: Investments in Debt Securities (Tables)	12 Months Ended
Dec. 31, 2016
Tables/Schedules
Investments in Debt Securities

	Amortized	Gross Unrealized		Estimated
	Cost	Gains	Losses	Fair Value

U.S. government and agencies	$ 9,063	$ 5	$ (638)	$ 8,430
Mortgage-backed securities:
Residential mortgage-backed	1,974	135	-	2,109

Total debt securities	$ 11,037	$ 140	$ (638)	$ 10,539

The amortized cost, gross unrealized gains and losses, and estimated fair values, as reported on the balance sheet, of debt securities at December 31, 2015 are as follows:

	Amortized	Gross Unrealized		Estimated
	Cost	Gains	Losses	Fair Value

U.S. government and agencies	$ 10,333	$ 26	$ (546)	$ 9,813
Mortgage-backed securities:
Residential mortgage-backed	2,365	173	-	2,538

Total debt securities	$ 12,698	$ 199	$ (546)	$ 12,351